Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,499,937.25
Previously Paid Amount	0.00
Total Fee Amount	87,348.24
Total Offset Amount	0.00
Net Fee	$ 87,348.24